Schedule of Investments (unaudited)	iShares® Asia 50 ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 41.9%
Alibaba Group Holding Ltd.(a)	9,221,000	$101,181,193
ANTA Sports Products Ltd.	631,200	8,209,861
Baidu Inc.(a)	1,321,500	18,845,551
Bank of China Ltd., Class H	45,296,000	16,393,949
BYD Co. Ltd., Class H	505,500	12,401,924
China Construction Bank Corp., Class H	57,411,960	35,904,804
China Merchants Bank Co. Ltd., Class H	1,922,000	10,636,064
Industrial & Commercial Bank of China Ltd., Class H	41,453,115	21,260,866
JD.com Inc., Class A	1,370,800	38,268,101
Kuaishou Technology(a)(b)	1,132,400	10,179,448
Li Ning Co. Ltd.	1,358,500	11,681,738
Meituan, Class B(a)(b)	2,375,100	52,622,313
NetEase Inc.	1,064,800	15,443,863
Ping An Insurance Group Co. of China Ltd., Class H	3,600,500	23,654,347
Tencent Holdings Ltd.	3,515,800	149,071,199
Wuxi Biologics Cayman Inc., New(a)(b)	2,083,000	15,776,444
Xiaomi Corp., Class B(a)(b)	8,399,000	11,658,746
		553,190,411
Hong Kong — 11.8%
AIA Group Ltd.	6,886,600	76,051,351
CK Hutchison Holdings Ltd.	1,560,648	9,349,605
CLP Holdings Ltd.	969,500	7,063,358
Hong Kong Exchanges & Clearing Ltd.	697,900	29,988,930
Link REIT	1,228,000	8,985,687
Sun Hung Kai Properties Ltd.	876,000	11,965,603
Techtronic Industries Co. Ltd.	1,067,000	11,850,994
		155,255,528
Singapore — 5.2%
DBS Group Holdings Ltd.	1,064,300	26,939,139
Oversea-Chinese Banking Corp. Ltd.	2,358,374	21,451,849
United Overseas Bank Ltd.	895,900	20,521,337
		68,912,325
South Korea — 18.9%
Celltrion Inc.	62,153	7,932,622
Hyundai Motor Co.	82,000	9,813,917
Kakao Corp.(a)	181,753	7,741,940
KB Financial Group Inc.	225,386	8,635,129
Kia Corp.	155,568	7,319,549
LG Chem Ltd.	27,555	13,158,320
NAVER Corp.	86,805	12,345,489
POSCO Holdings Inc.	42,854	9,378,674
Samsung Electronics Co. Ltd.	2,990,254	131,251,947
Samsung SDI Co. Ltd.(a)	32,041	15,044,607
Shinhan Financial Group Co. Ltd.	298,258	8,303,349
SK Hynix Inc.	313,773	18,720,952
		249,646,495
Security	Shares	Value

Taiwan — 20.2%
Cathay Financial Holding Co. Ltd.	5,383,235	$6,989,842
Chunghwa Telecom Co. Ltd.	2,210,551	8,129,564
CTBC Financial Holding Co. Ltd.	11,337,359	8,135,503
Delta Electronics Inc.	1,118,000	10,363,845
Formosa Plastics Corp.	2,517,071	7,098,185
Fubon Financial Holding Co. Ltd.	4,626,600	8,462,184
Hon Hai Precision Industry Co.Ltd.	7,025,052	22,769,822
MediaTek Inc.	932,112	18,846,302
Nan Ya Plastics Corp.	3,274,510	7,551,705
Taiwan Semiconductor Manufacturing Co. Ltd.	11,025,343	160,126,116
United Microelectronics Corp.	6,750,000	8,868,722
		267,341,790

Total Common Stocks — 98.0%
(Cost: $1,442,555,151)		1,294,346,549

Preferred Stocks

South Korea — 1.6%
Hyundai Motor Co., Series 2, Preference Shares, NVS	21,040	1,231,398
LG Chem Ltd., Preference Shares, NVS	4,471	986,445
Samsung Electronics Co. Ltd., Preference Shares, NVS	479,282	19,206,439
		21,424,282

Total Preferred Stocks — 1.6%
(Cost: $20,424,216)		21,424,282
Total Long-Term Investments — 99.6%
(Cost: $1,462,979,367)		1,315,770,831

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(c)(d)	590,000	590,000

Total Short-Term Securities — 0.1%
(Cost: $590,000)		590,000

Total Investments — 99.7%
(Cost: $1,463,569,367)		1,316,360,831

Other Assets Less Liabilities — 0.3%		4,529,123

Net Assets — 100.0%		$1,320,889,954

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Asia 50 ETF
December 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$7,390	(b)	$—	$(7,390)	$—	$—	—	$3,159	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	590,000	(b)	—	—	—	590,000	590,000	24,487		—
					$(7,390)	$—	$590,000		$27,646		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	26	01/30/23	$1,291	$1,224
MSCI China Future Index	96	03/17/23	2,316	(33,017)
MSCI Emerging Markets Index	20	03/17/23	959	(8,597)
				$(40,390)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Asia 50 ETF
December 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$1,294,346,549	$—	$1,294,346,549
Preferred Stocks	—	21,424,282	—	21,424,282
Money Market Funds	590,000	—	—	590,000
	$590,000	$1,315,770,831	$—	$1,316,360,831
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$1,224	$—	$1,224
Liabilities
Futures Contracts	(8,597)	(33,017)	—	(41,614)
	$(8,597)	$(31,793)	$—	$(40,390)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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